Schedule of Federal and State Income Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) before recovery of income taxes	$ (595,449)	$ (657,456)	$ (1,253,990)	$ (1,530,696)	$ (4,102,659)	$ (2,809,037)
Expected income tax (recovery) expense					(1,087,200)	(744,395)
Non-deductible expenses					112,110	45,338
Share issuance cost booked directly to equity					(219,330)
Valuation Allowance					1,194,420	699,057
Income tax expense (recovery)